Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Right-of-use assets

	December 31,
Right-of-use assets	2023	2022
Opening balance	24,452	33,300
Additional agreements	10,518	—
Revaluation of agreements	15,887	(427)
Depreciation	(12,360)	(10,807)
Termination of agreement	(113)	—
Exchange differences	(198)	2,386
Net book value	38,186	24,452

Schedule of impact on the consolidated statement of income (increase/ (decrease))

Depreciation on right-of-use assets is included in the consolidated statements of income under	2023	2022	2021
Research and development expenses	1,373	1,073	997
Marketing and selling expenses	3,923	3,743	1,522
Administrative expenses	7,064	5,991	3,192
	12,360	10,807	5,711

Schedule of Lease liabilities

	December 31,
Lease liabilities	2023	2022
Non-current lease liabilities	27,088	15,792
Current lease liabilities	12,537	10,374
Total	39,625	26,165

Maturity analysis on future lease liabilities

	December 31,
Maturity analysis on future lease liabilities	2023	2022
<12 months	25,102	16,467
1-2 years	21,509	12,613
>2 years	18,412	10,053
	65,023	39,133

Schedule of lease payments

	Year Ended December 31,
	2023	2022	2021
Interest expenses attributable to lease liabilities	2,744	1,604	590
Expenses attributable to short-term lease	6	0	633
Expenses attributable to leasing agreements with low value	225	214	146
Expenses attributable to variable lease payments that are not included in lease liabilities	1,726	303	446
Expenses attributable to lease depreciation	12,360	10,807	5,711
Total expensed during the year	17,061	12,928	7,526

This year's lease payments in the Group	16,784	13,231	6,659